FINANCIAL ASSETS AND LIABILITIES - Narrative (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Share price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price	5.00%
Sensitivity analysis, decrease in share price	5.00%
Increase or decrease in share price	(5.00%)
Share warrant obligations | Share price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase in value of share price	$ 649,556
Impact of 5% decrease in value of share price	611,596
Share warrant obligations | Warrant Price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase in value of share price	$ 664,204